Document and Entity Information	3 Months Ended
Jun. 30, 2012
Entity Registrant Name	BDH Acquisition Corp.
Entity Central Index Key	0001561936
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Jun. 30, 2012
Amendment Flag	false